Shareholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Number of common shares authorized	1,000	1,000	1,000
Number of common shares issued	1,000	1,000	1,000
Par value of common share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Accumulated Other Comprehensive Loss
Unrealized loss on minimum pension liability adjustment, net of tax		$ (8,940)	$ (4,804)
Unrealized loss on cash flow hedge, net of tax		(2,887)	(9,975)
Accumulated Other Comprehensive Loss	$ (8,940)	$ (11,827)	$ (14,779)